Acquisitions (Details) - Schedule of estimated fair values of the assets acquired	Apr. 12, 2019 USD ($)
Schedule of estimated fair values of the assets acquired [Abstract]
Hyperbaric Chambers	$ 452,289
Medical Equipment	29,940
Computer Equipment/Software	19,739
Office Furniture & Equipment	23,052
Inventory	72,114
Leasehold Improvements	25,000
Website	41,000
Patient Management Platform Database	1,101,538
Fair Value of Identifiable Assets Acquired	$ 1,764,672